Segments (Details) - Schedule of Operations Under a Single Segment of Products and Technology - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	$ 42,657		$ 50,002
Total revenues	42,657		50,002
Segment results (operating loss)	(77,725)	[1]	(80,430)
Finance expenses, net	6,710		(915)
Loss before taxes on income	(84,435)		(81,345)
Professional Services [Member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	41,589		48,263
Total revenues	41,589		48,263
Segment results (operating loss)	(30,690)	[1]	(21,582)
Products and Technology [Member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	1,068		1,739
Total revenues	1,068		1,739
Segment results (operating loss)	(33,153)	[1]	(43,019)
Unallocated amounts [member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers		[2]		[3]
Total revenues		[2]		[3]
Segment results (operating loss)	$ (13,882)	[1],[2]	$ (15,829)	[3]

[1]	In the year ended December 31, 2023, the Company recorded impairment of goodwill and intangible assets related to professional service and product and technology segments in the amount of $12,735 thousand and $2,523 thousand, respectively.
[2]	Expenses related to RNER merger transaction)see Note 5) and ELOC (see Note 20).
[3]	Expenses related to a merger transaction in 2022.